Acquisitions and business combinations - Rocketbank (Details) - RUB (₽) ₽ in Millions		12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash acquired
Total cash paid upon business combination		₽ (354)	₽ 138	₽ (321)
RB (Rocketbank)
Acquisitions and business combinations
Cash transferred	₽ 183
Net assets acquired:
Property and equipment	113
Intangible assets	393
Deferred tax asset	3
Other liabilities	(419)
Total identifiable net assets at fair value	90
Consideration paid	183
Goodwill arising on acquisition	93
Goodwill expected to be deductible for tax purposes	0
Revenue and net income
Revenue since acquisition date			180
Net loss since acquisition date			(818)
Revenue of combined entity			31,016
Net profit of combined entity			₽ 2,266
Cash acquired
Cash paid to the seller for non-current assets	(83)			₽ (321)
Cash paid to the top-management of Rocketbank	(100)
Cash received from the seller	321
Total cash paid upon business combination	138
RB (Rocketbank) | Loyalty program contract liability
Net assets acquired:
Other liabilities	(419)
RB (Rocketbank) | Software, trademarks and client base
Net assets acquired:
Intangible assets	₽ 393